FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820 and ASC No. 825, the Company measures its investment, which is comprised from investments in Ordinary shares and warrants (see also Note 5) at fair value.

The warrants of Biocancell are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant, which are based on internal valuation uses the Black and Scholes model. The main variables for the valuations are: historical volatility of the investee's stock price, applicable currency exchange rates and risk free interest rates. Key assumptions in determining the estimated fair value of the warrants as of December 31, 2012 include (a) the risk free interest rate of 0.12%, (2011: 0.07% and 0.20% for the convertible note and warrants, respectively) and (b) a volatility of 82.2% (2011: 51.5%) (c) probability of the full ratchet mechanism. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. Expected volatility was calculated based upon actual historical stock price movements.

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities- corporate debentures	$-	$2,273	$-	$2,273
Investment in BioCancell - investment in Ordinary shares	265	-	-	265
Investment in BioCancell - investment in convertible note and warrants (*)	-	-	2,768	2,768

Total financials assets	$265	$2,273	$2,768	$5,306

*)	Including accrued interest on the note.
	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell - investment in Ordinary shares	$218	$-	$-	$218
Investment in BioCancell - investment in warrants	-	-	25	25

Total financials assets	$218	$-	$25	$243

During 2011, there have been no transfers in and/or out of Level 3. All changes in the Level 3 were as a result of changes in fair value.

During 2012, the convertible note was repaid (refer to Note 5), the remaining change is as a result of changes in fair value of the warrants.